SHORT-TERM BORROWINGS - Receivables Securitization Program (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,959
Short-term borrowings, ending balance	4,000	$ 2,959
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	2,000	1,600
Net proceeds received from receivables securitization	0	400
Short-term borrowings, ending balance	$ 2,000	$ 2,000